                           SHORT-TERM INVESTMENTS CO.

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                        Supplement dated January 24, 2003 to the Statement of Additional Information dated December 18, 2002

The following information replaces in its entirety the information appearing under the heading "DIRECTORS AND OFFICERS - Interested Person" in Appendix B in the Statement of Additional Information:

                                   DIRECTOR
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5           OTHER DIRECTORSHIP(S) HELD
        COMPANY                     SINCE                           YEARS                                 BY DIRECTOR
 -------------------------        ---------         --------------------------------------          --------------------------

INTERESTED PERSONS

Robert H. Graham* --  1946            1993     Director and Chairman, A I M Management Group          None
Director, Chairman and President               Inc. (financial services holding company); and
                                               Director and Vice Chairman, AMVESCAP PLC (parent of
                                               AIM and a global investment management firm);
                                               formerly, President and Chief Executive Officer, A I
                                               M Management Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered
                                               investment advisor); Director and Chairman, A I M
                                               Capital Management, Inc. (registered investment
                                               advisor), A I M Distributors, Inc. (registered broker
                                               dealer), A I M Fund Services, Inc., (registered
                                               transfer agent), and Fund Management Company
                                               (registered broker dealer)

Mark H. Williamson** -- 1951          2003     Director, President and Chief Executive                Director, Chairman,
Director                                       Officer, A I M Management Group Inc.                   President and Chief
                                               (financial services holding company);                  Executive Officer, INVESCO
                                               Director, Chairman and President, A I M                Bond Funds, Inc., INVESCO
                                               Advisors, Inc. (registered investment                  Combination Stock & Bond
                                               advisor); Director, A I M Capital Management,          Funds, Inc., INVESCO
                                               Inc. (registered investment advisor) and A I M         Counselor Series Funds,
                                               Distributors, Inc. (registered broker dealer),         Inc., INVESCO International
                                               Director and Chairman, A I M Fund Services,            Funds, Inc., INVESCO Manager
                                               Inc., (registered transfer agent), and Fund            Series Funds, Inc., INVESCO
                                               Management Company (registered broker dealer);         Money Market Funds, Inc.,
                                               and Chief Executive Officer, AMVESCAP PLC -            INVESCO Sector Funds, Inc.,
                                               AIM Division (parent of AIM and a global               INVESCO Stock Funds, Inc.,
                                               investment management firm); formerly, Chief           INVESCO Treasurer's Series
                                               Executive Officer, INVESCO Funds Group, Inc.           Funds, Inc. and INVESCO
                                                                                                      Variable Investment Funds,
                                                                                                      Inc."



--------

* Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

** Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

                           SHORT-TERM INVESTMENTS CO.

                                 PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated January 24, 2003
       to the Statement of Additional Information dated December 18, 2002

The following information replaces in its entirety the information appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:


                                   DIRECTOR
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5           OTHER DIRECTORSHIP(S) HELD
          COMPANY                   SINCE                           YEARS                                 BY DIRECTOR
 -------------------------        ---------         --------------------------------------          --------------------------

INTERESTED PERSONS

Robert H. Graham* --  1946              1993     Director and Chairman, A I M Management Group      None
Director, Chairman and President                 Inc. (financial services holding company); and
                                                 Director and Vice Chairman, AMVESCAP PLC (parent
                                                 of AIM and a global investment management firm);
                                                 formerly, President and Chief Executive Officer, A
                                                 I M Management Group Inc.; Director, Chairman and
                                                 President, A I M Advisors, Inc. (registered
                                                 investment advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered investment
                                                 advisor), A I M Distributors, Inc. (registered
                                                 broker dealer), A I M Fund Services, Inc.,
                                                 (registered transfer agent), and Fund Management
                                                 Company (registered broker dealer)



Mark H. Williamson** -- 1951            2003     Director, President and Chief Executive            Director, Chairman, President
Director                                         Officer, A I M Management Group Inc.               and Chief Executive Officer,
                                                 (financial services holding company);              INVESCO Bond Funds, Inc.,
                                                 Director, Chairman and President, A I M            INVESCO Combination Stock &
                                                 Advisors, Inc. (registered investment              Bond Funds, Inc., INVESCO
                                                 advisor); Director, A I M Capital Management,      Counselor Series Funds, Inc.,
                                                 Inc. (registered investment advisor) and A I M     INVESCO International Funds,
                                                 Distributors, Inc. (registered broker dealer),     Inc., INVESCO Manager Series
                                                 Director and Chairman, A I M Fund Services,        Funds, Inc., INVESCO Money
                                                 Inc., (registered transfer agent), and Fund        Market Funds, Inc., INVESCO
                                                 Management Company (registered broker dealer);     Sector Funds, Inc., INVESCO
                                                 and Chief Executive Officer, AMVESCAP PLC -        Stock Funds, Inc., INVESCO
                                                 AIM Division (parent of AIM and a global           Treasurer's Series Funds, Inc.
                                                 investment management firm); formerly, Chief       and INVESCO Variable Investment
                                                 Executive Officer, INVESCO Funds Group, Inc.       Funds, Inc."


--------

* Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

** Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

                           SHORT-TERM INVESTMENTS CO.

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated January 24, 2003
       to the Statement of Additional Information dated December 18, 2002

The following information replaces in its entirety the information appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:

                                   DIRECTOR
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5           OTHER DIRECTORSHIP(S) HELD
          COMPANY                   SINCE                           YEARS                                 BY DIRECTOR
 -------------------------        ---------         --------------------------------------          --------------------------


INTERESTED PERSONS

Robert H. Graham* --  1946           1993     Director and Chairman, A I M Management Group          None
Director, Chairman and President              Inc. (financial services holding company); and
                                              Director and Vice Chairman, AMVESCAP PLC
                                              (parent of AIM and a global investment
                                              management firm); formerly, President and
                                              Chief Executive Officer, A I M Management
                                              Group Inc.; Director, Chairman and President,
                                              A I M Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M Capital
                                              Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered
                                              broker dealer), A I M Fund Services, Inc.,
                                              (registered transfer agent), and Fund
                                              Management Company (registered broker dealer)

Mark H. Williamson** -- 1951         2003     Director, President and Chief Executive                Director, Chairman, President
Director                                      Officer, A I M Management Group Inc.                   and Chief Executive Officer,
                                              (financial services holding company);                  INVESCO Bond Funds, Inc.,
                                              Director, Chairman and President, A I M                INVESCO Combination Stock &
                                              Advisors, Inc. (registered investment                  Bond Funds, Inc., INVESCO
                                              advisor); Director, A I M Capital Management,          Counselor Series Funds, Inc.,
                                              Inc. (registered investment advisor) and A I M         INVESCO International Funds,
                                              Distributors, Inc. (registered broker dealer),         Inc., INVESCO Manager Series
                                              Director and Chairman, A I M Fund Services,            Funds, Inc., INVESCO Money
                                              Inc., (registered transfer agent), and Fund            Market Funds, Inc., INVESCO
                                              Management Company (registered broker dealer);         Sector Funds, Inc., INVESCO
                                              and Chief Executive Officer, AMVESCAP PLC -            Stock Funds, Inc., INVESCO
                                              AIM Division (parent of AIM and a global               Treasurer's Series Funds, Inc.
                                              investment management firm); formerly, Chief           and INVESCO Variable
                                              Executive Officer, INVESCO Funds Group, Inc.           Investment Funds, Inc."

--------

* Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

** Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.